Share Capital, Share Premium and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ 479,628	₩ 537,142	₩ (163,446)
Change in reserves	36,348	(57,514)	700,588
Ending balance	515,976	479,628	537,142
Loss on valuation of derivatives [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		(9,227)
Change in reserves		9,227	(9,227)
Ending balance			(9,227)
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	509,620	566,651	(138,667)
Change in reserves	39,172	(57,031)	705,318
Ending balance	548,792	509,620	566,651
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(29,992)	(20,282)	(24,779)
Change in reserves	(2,824)	(9,710)	4,497
Ending balance	₩ (32,816)	₩ (29,992)	₩ (20,282)